RISK MANAGEMENT - Commercial and Financial Leases (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
Commercial and financial leases | Corporate | Minimum
RISK MANAGEMENT
Annual sales by economic group	$ 100,000
Commercial and financial leases | Corporate | Banistmo | Minimum
RISK MANAGEMENT
Annual sales		$ 10
Commercial and financial leases | Corporate | Banco Agricola and BAM | Minimum
RISK MANAGEMENT
Annual sales		25
Commercial and financial leases | Business | Minimum
RISK MANAGEMENT
Annual sales by economic group	13,000
Commercial and financial leases | Business | Maximum
RISK MANAGEMENT
Annual sales by economic group	100,000
Commercial and financial leases | Business | Banco Agricola | Minimum
RISK MANAGEMENT
Annual sales		7
Commercial and financial leases | Business | Banco Agricola | Maximum
RISK MANAGEMENT
Annual sales		25
Commercial and financial leases | Business | BAM | Minimum
RISK MANAGEMENT
Annual sales		5
Commercial and financial leases | Business | BAM | Maximum
RISK MANAGEMENT
Annual sales		25
Commercial and financial leases | Commercial | BAM | Minimum
RISK MANAGEMENT
Annual sales		2
Commercial and financial leases | Commercial | BAM | Maximum
RISK MANAGEMENT
Annual sales		5
Commercial and financial leases | Business Construction | Minimum
RISK MANAGEMENT
Annual sales by economic group	58,000
Annual sales by commercial size	15,000
Annual sales by project size	500,000
Commercial and financial leases | Business Construction | Maximum
RISK MANAGEMENT
Annual sales by economic group	200,000
Annual sales by commercial size	70,000
Annual sales by project size	2,200,000
Commercial and financial leases | Corporate Construction | Minimum
RISK MANAGEMENT
Annual sales by economic group	200,000
Annual sales by commercial size	70,000
Annual sales by project size	2,200,000
Commercial and financial leases | SME Construction | Minimum
RISK MANAGEMENT
Annual sales by economic group	380
Annual sales by commercial size	715,000
Commercial and financial leases | SME Construction | Maximum
RISK MANAGEMENT
Annual sales by economic group	58,000
Annual sales by commercial size	500,000
Commercial and financial leases | Government | Minimum
RISK MANAGEMENT
Annual sales	20,000
Commercial and financial leases | SME | Minimum
RISK MANAGEMENT
Annual sales	$ 13,000
Commercial and financial leases | SME | Banistmo | Minimum
RISK MANAGEMENT
Annual sales		10
Commercial and financial leases | SME | Banco Agricola | Minimum
RISK MANAGEMENT
Annual sales		7
Commercial and financial leases | SME | BAM | Minimum
RISK MANAGEMENT
Annual sales		$ 2
Mortgage | Minimum
RISK MANAGEMENT
Repayment term	5 years	5 years
Mortgage | Maximum
RISK MANAGEMENT
Repayment term	30 years	30 years